CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Common Stock [Member] Series A shares [Member]	Common Stock [Member] Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Share subscription receivable [Member]	Accumulated other comprehensive income [Member]
Beginning balance, value at Dec. 31, 2022	$ (32,519,603)	$ 3,868	$ 126,677	$ 163,165,083	$ (195,555,332)	$ (178,720)	$ (81,179)
Beginning balance, shares at Dec. 31, 2022		4,575,983	151,419,672
Ordinary shares issued to related parties, value	199,974		$ 20	199,954
Ordinary shares issued to related parties, shares			26,634
Ordinary shares issued from exercise of share-options, value			$ 613	(613)
Ordinary shares issued from exercise of share-options, shares			815,989
Share-based compensation in lieu of services	115,190			115,190
Employee share-based compensation	$ 5,079,201			5,079,201
Share-based compensation - employees shares restrictions lifted, shares	9,513,181
Share-based compensation related parties, value	$ 3,646,017			3,646,017
Net Income (Loss)	(30,736,098)				(30,736,098)
Foreign currency translation gain (loss)	(69,565)						(69,565)
Ending balance, value at Dec. 31, 2023	(54,284,884)	$ 3,868	$ 127,310	172,204,832	(226,291,430)	(178,720)	(150,744)
Ending balance, shares at Dec. 31, 2023		4,575,983	152,262,295
Share-based compensation in lieu of services	1,275,000			1,275,000
Employee share-based compensation	4,314,649			4,314,649
Ordinary shares issued in lieu of cash payment for services	304,152		$ 15	304,137
Ordinary shares issued in lieu of cash payment for services, shares			104,514
Warrants issued with loan	1,784			1,784
Recapitalization upon demerger of Rezolve Limited to Rezolve AI plc, shares		(4,575,983)	4,575,983
Recapitalization upon demerger of Rezolve Limited to Rezolve AI plc		$ (3,868)	$ (107,368)	(176,274,941)	176,207,457	178,720
Share-based compensation - employees shares restrictions lifted, value	18,836,099		$ 1,210	18,834,889
Share-based compensation - employees shares restrictions lifted, shares			9,512,821
Share-based compensation related parties, value	63,001,392			63,001,392
Shares issued under the rights issue	9,011,193		$ 1,389	9,009,884		(80)
Shares issued under the rights issue, shares			11,053,076
Ordinary shares issued on conversion of senior secured convertible notes	52,401,332		$ 1,509	52,399,823
Ordinary shares issued on conversion of senior secured convertible notes, shares			12,035,025
Share-based payments for consultancy	217,365			217,365
Issuance of ordinary shares upon acquisition of Armada, shares			5,826,796
Issuance of ordinary shares upon acquisition of Armada	(9,344,318)		$ 734		(9,345,052)
Warrants exercised, shares			50,000
Warrants exercised, value	575,000		$ 7	574,993
Ordinary shares issued on conversion of advisors loans, shares			1,930,036
Ordinary shares issued on conversion of advisors loans	17,949,589		$ 254	17,949,335
Ordinary shares issued, shares			6,600,000
Ordinary shares issued, value	16,242,944		$ 1,397	16,241,547
Ordinary shares issued on conversion of convertible promissory loans	14,008,437		$ 359	14,008,078
Ordinary shares issued on conversion of convertible promissory loans, shares			4,310,208
Net Income (Loss)	(172,646,790)				(172,646,790)
Foreign currency translation gain (loss)	140,474						140,474
Ending balance, value at Dec. 31, 2024	$ (37,996,582)		$ 26,816	$ 194,062,767	$ (232,075,815)	$ (80)	$ (10,270)
Ending balance, shares at Dec. 31, 2024			208,260,754